Intangible assets, net - Group Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	¥ 17,283		¥ 9,565
Less: accumulated amortization	(8,917)		(4,172)
Intangible assets, net	8,366		5,393		$ 1,313
Amortization expense	4,774	$ 749	3,396	¥ 776
License of copyright
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,530		3,530
Purchased software
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	¥ 13,753		¥ 6,035